INTANGIBLE ASSETS (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,414	$ 3,414
Accumulated amortization	2,847	2,655
Amortized cost	567	759
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,170	2,170
Accumulated amortization	1,798	1,675
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,015	1,015
Accumulated amortization	945	897
Brand Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	229	229
Accumulated amortization	$ 104	$ 83